RELATED PARTY TRANSACTIONS	12 Months Ended
Jun. 30, 2021
RELATED PARTY TRANSACTIONS
27. RELATED PARTY TRANSACTIONS
27.	RELATED PARTY TRANSACTIONS

Related party transactions for the year ended June 30, 2021, 2020 and 2019 and the balances as at those dates, not disclosed elsewhere in these consolidated financial statements are:

a)

During the year ended June 30, 2021, the Company expensed $842,500 (June 30, 2020 - $662,284; June 30, 2019 - $1,116,103), in fees payable to officers and directors of the Company and in fees payable to a corporation related by virtue of a common officer and director. As at June 30, 2021, the Company had fees payable to officers and directors of the Company of $1,494,228 (June 30, 2020 - $1,278,106); and

b)	During the year ended June 30, 2021, the Company expensed $740,200 (June 30, 2020 - $559,846; June 30, 2019 - $nil) in share based compensation related to officers and directors of the Company.